Financial assets and liabilities - Net external debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets and liabilities
Loan notes	$ 8,296	$ 7,919
Term loan		661
Other borrowings	12	10
Net borrowings	8,308	8,590
Cash and cash equivalents	784	813	$ 602	$ 503
Derivative financial instruments used to hedge foreign currency and interest rate risk	301	0
Derivative financial instruments used to hedge foreign currency and interest rate risk	(7)	(131)		$ (49)
Net debt	$ 7,825	$ 7,646	$ 6,370